Shareholder Report, Holdings (Details)	Apr. 30, 2025
PGIM Global Real Estate Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
PGIM Global Real Estate Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
PGIM Global Real Estate Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Global Real Estate Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM Global Real Estate Fund - Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Global Real Estate Fund - Class A | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Global Real Estate Fund - Class A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Global Real Estate Fund - Class A | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Global Real Estate Fund - Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class A | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Global Real Estate Fund - Class A | Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Global Real Estate Fund - Class A | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Global Real Estate Fund - Class A | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Global Real Estate Fund - Class A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Global Real Estate Fund - Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Global Real Estate Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
PGIM Global Real Estate Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
PGIM Global Real Estate Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Global Real Estate Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM Global Real Estate Fund - Class C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Global Real Estate Fund - Class C | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Global Real Estate Fund - Class C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Global Real Estate Fund - Class C | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Global Real Estate Fund - Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class C | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Global Real Estate Fund - Class C | Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Global Real Estate Fund - Class C | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Global Real Estate Fund - Class C | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Global Real Estate Fund - Class C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Global Real Estate Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Global Real Estate Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
PGIM Global Real Estate Fund - Class R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
PGIM Global Real Estate Fund - Class R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Global Real Estate Fund - Class R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM Global Real Estate Fund - Class R | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Global Real Estate Fund - Class R | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Global Real Estate Fund - Class R | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Global Real Estate Fund - Class R | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Global Real Estate Fund - Class R | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class R | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Global Real Estate Fund - Class R | Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Global Real Estate Fund - Class R | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Global Real Estate Fund - Class R | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Global Real Estate Fund - Class R | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Global Real Estate Fund - Class R | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Global Real Estate Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
PGIM Global Real Estate Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
PGIM Global Real Estate Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Global Real Estate Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM Global Real Estate Fund - Class Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Global Real Estate Fund - Class Z | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Global Real Estate Fund - Class Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Global Real Estate Fund - Class Z | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Global Real Estate Fund - Class Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class Z | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Global Real Estate Fund - Class Z | Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Global Real Estate Fund - Class Z | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Global Real Estate Fund - Class Z | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Global Real Estate Fund - Class Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Global Real Estate Fund - Class Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Global Real Estate Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
PGIM Global Real Estate Fund - Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
PGIM Global Real Estate Fund - Class R2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Global Real Estate Fund - Class R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM Global Real Estate Fund - Class R2 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Global Real Estate Fund - Class R2 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Global Real Estate Fund - Class R2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Global Real Estate Fund - Class R2 | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Global Real Estate Fund - Class R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class R2 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Global Real Estate Fund - Class R2 | Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Global Real Estate Fund - Class R2 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Global Real Estate Fund - Class R2 | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Global Real Estate Fund - Class R2 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Global Real Estate Fund - Class R2 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Global Real Estate Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
PGIM Global Real Estate Fund - Class R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
PGIM Global Real Estate Fund - Class R4 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Global Real Estate Fund - Class R4 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM Global Real Estate Fund - Class R4 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Global Real Estate Fund - Class R4 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Global Real Estate Fund - Class R4 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Global Real Estate Fund - Class R4 | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Global Real Estate Fund - Class R4 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class R4 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Global Real Estate Fund - Class R4 | Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Global Real Estate Fund - Class R4 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Global Real Estate Fund - Class R4 | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Global Real Estate Fund - Class R4 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Global Real Estate Fund - Class R4 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Global Real Estate Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
PGIM Global Real Estate Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
PGIM Global Real Estate Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Global Real Estate Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM Global Real Estate Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Global Real Estate Fund - Class R6 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Global Real Estate Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Global Real Estate Fund - Class R6 | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Global Real Estate Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class R6 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Global Real Estate Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Global Real Estate Fund - Class R6 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Global Real Estate Fund - Class R6 | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Global Real Estate Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Global Real Estate Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Pgim Jennison Technology Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Pgim Jennison Technology Fund - Class A | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pgim Jennison Technology Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Pgim Jennison Technology Fund - Class A | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pgim Jennison Technology Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pgim Jennison Technology Fund - Class A | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pgim Jennison Technology Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pgim Jennison Technology Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pgim Jennison Technology Fund - Class A | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Pgim Jennison Technology Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pgim Jennison Technology Fund - Class A | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pgim Jennison Technology Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Pgim Jennison Technology Fund - Class A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
Pgim Jennison Technology Fund - Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Pgim Jennison Technology Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pgim Jennison Technology Fund - Class A | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Pgim Jennison Technology Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pgim Jennison Technology Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pgim Jennison Technology Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pgim Jennison Technology Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pgim Jennison Technology Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pgim Jennison Technology Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Pgim Jennison Technology Fund - Class C | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pgim Jennison Technology Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Pgim Jennison Technology Fund - Class C | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pgim Jennison Technology Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pgim Jennison Technology Fund - Class C | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pgim Jennison Technology Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pgim Jennison Technology Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pgim Jennison Technology Fund - Class C | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Pgim Jennison Technology Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pgim Jennison Technology Fund - Class C | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pgim Jennison Technology Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Pgim Jennison Technology Fund - Class C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
Pgim Jennison Technology Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Pgim Jennison Technology Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pgim Jennison Technology Fund - Class C | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Pgim Jennison Technology Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pgim Jennison Technology Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pgim Jennison Technology Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pgim Jennison Technology Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pgim Jennison Technology Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pgim Jennison Technology Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Pgim Jennison Technology Fund - Class Z | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pgim Jennison Technology Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Pgim Jennison Technology Fund - Class Z | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pgim Jennison Technology Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pgim Jennison Technology Fund - Class Z | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pgim Jennison Technology Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pgim Jennison Technology Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pgim Jennison Technology Fund - Class Z | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Pgim Jennison Technology Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pgim Jennison Technology Fund - Class Z | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pgim Jennison Technology Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Pgim Jennison Technology Fund - Class Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
Pgim Jennison Technology Fund - Class Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Pgim Jennison Technology Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pgim Jennison Technology Fund - Class Z | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Pgim Jennison Technology Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pgim Jennison Technology Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pgim Jennison Technology Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pgim Jennison Technology Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pgim Jennison Technology Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pgim Jennison Technology Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Pgim Jennison Technology Fund - Class R6 | Electronic Equipment, Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pgim Jennison Technology Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Pgim Jennison Technology Fund - Class R6 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pgim Jennison Technology Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pgim Jennison Technology Fund - Class R6 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pgim Jennison Technology Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pgim Jennison Technology Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pgim Jennison Technology Fund - Class R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Pgim Jennison Technology Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pgim Jennison Technology Fund - Class R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pgim Jennison Technology Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Pgim Jennison Technology Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
Pgim Jennison Technology Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Pgim Jennison Technology Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pgim Jennison Technology Fund - Class R6 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Pgim Jennison Technology Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pgim Jennison Technology Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pgim Jennison Technology Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pgim Jennison Technology Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pgim Jennison Technology Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets